Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Cash and cash equivalents	$ 199,860	$ 221,934	$ 416,346	$ 227,378
Restricted cash	9,901	28,360	27,470	92,265
Restricted cash - long-term	0	0	0	22,644
Cash, cash equivalents and restricted cash	$ 209,761	$ 250,294	$ 443,816	$ 342,287